As filed with the Securities and Exchange Commission on May 10, 2011
Securities Act File No. 333-132400 and
Investment Company Act File No. 811-21866

UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A
☑	REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
☑       Post-Effective Amendment No. 26
and/or
☑	REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
☑       Amendment No. 29
HIGHLAND FUNDS I
(Exact Name of Registrant as Specified in Charter)
c/o Highland Capital Management, L.P.
NexBank Tower
13455 Noel Road, Suite 800
Dallas, Texas 75240
(Address of Principal Executive Offices)
Registrant’s Telephone Number, including Area Code: 1-972-628-4100
Mr. R. Joseph Dougherty
c/o Highland Capital Management, L.P.
NexBank Tower
13455 Noel Road, Suite 800
Dallas, Texas 75240
(Name and Address of Agent for Service)
Copies to:

Mr. Brian Mitts	Gregory D. Sheehan, Esq.
c/o Highland Capital Management, L.P.	Ropes & Gray LLP
NexBank Tower	Prudential Tower
13455 Noel Road, Suite 800	800 Boylston Street
Dallas, Texas 75240	Boston, Massachusetts 02199-3600
It is proposed that this filing be effective:
☐	Immediately upon filing pursuant to paragraph (b)

☑	On June 10, 2011 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	On (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	On (date) pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
☑	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE
Parts A, B and C to the Highland Funds I (the “Registrant”) Post-Effective Amendment No. 25 to the Registration Statement under the Securities Act of 1933, as amended, (the “Securities Act”) and Amendment No. 28 to the Registrant’s Registration Statement under the Investment Company Act of 1940, as amended, filed with the Securities and Exchange Commission on February 25, 2011 (the “Post-Effective Amendment”) are incorporated herein by reference.
The Registrant is submitting this post-effective amendment pursuant to Rule 485(b) under the Securities Act solely to designate June 10, 2011 as the new effective date for the Post-Effective Amendment filed pursuant to Rule 485(a) under the Securities Act on February 25, 2011, which contains the Class A, B and C Shares Prospectus and Class Z Shares Prospectus of Highland Floating Rate Opportunities Fund, and the Statement of Additional Information describing Highland Floating Rate Opportunities Fund. The Post-Effective Amendment was initially scheduled to become effective on May 11, 2011. This post-effective amendment is not intended to amend or supersede any information contained in the Post-Effective Amendment.

SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”) and the Investment Company Act of 1940, as amended (the “1940 Act”), the Registrant, Highland Funds I, has duly caused this Post-Effective Amendment No. 26 under the Securities Act and Amendment No. 29 under the 1940 Act to be signed on its behalf by the undersigned, duly authorized, in the City of Dallas and State of Texas on the 10th day of May, 2011.

HIGHLAND FUNDS I
By /s/ R. Joseph Dougherty
R. Joseph Dougherty
President and Chief Executive Officer

     Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 26 to the Registration Statement has been signed on May 10, 2011 by the following persons in the capacities indicated:

Signature	Title
/s/ R. Joseph Dougherty R. Joseph Dougherty	Chairman of the Board, President and Chief Executive Officer

/s/ Timothy K. Hui* Timothy K. Hui	Trustee

/s/ Scott F. Kavanaugh* Scott F. Kavanaugh	Trustee

/s/ James F. Leary* James F. Leary	Trustee

/s/ Bryan A. Ward* Bryan A. Ward	Trustee

/s/ Brian Mitts Brian Mitts	Treasurer (Principal Accounting Officer and Principal Financial Officer)

*By:	/s/ Brian Mitts Brian Mitts
Attorney-in-Fact
May 10, 2011